Lease obligations	12 Months Ended
Dec. 31, 2024
Lease obligations
Lease obligations

11. Lease obligations

Effective November 1, 2014, the Company entered into a sub‑lease with GVI Clinical Development Solutions (“GVI - CDS”), a related party as described in note 17(b), to lease office space at a rate of $170 per annum for three years ending October 31, 2017, with an 18-month renewal period available. The lease was amended on May 1, 2016 and increased the leased area covered under the lease agreement at a rate of $212 per annum until October 31, 2019 with an 18-month renewal period available. The leased area covered under the lease was again increased, effective November 1, 2018, at a rate of $306 per annum until the end of the term of the lease. Effective November 1, 2019, the Company modified and extended its sub‑lease with GVI-CDS to lease a reduced amount of office space at a rate of $238 per annum for three years ending October 31, 2022 with a 28-month renewal period available. Effective June 1, 2022, the Company modified and extended its sub-lease with GVI-CDS to lease a reduced amount of office space at a rate of $222 per annum, ending October 31, 2024. Effective September 4, 2024, the Company modified and extended its sub-lease with GVI-CDS to lease the same amount of office space at a rate of $222 per annum, ending October 31, 2027. The discount rate used by the Company in calculating the right-of-use asset is 6%.

In connection with the acquisition of Marley Drug, the Company acquired a lease obligation and corresponding right-of-use asset. The lease is for Marley Drug’s 3,280 square foot retail space. The original lease was signed in May of 2006 for a period of ten years with two five-year extension periods. An addendum to the lease allowed for the first extension which was used starting April 1, 2017, with the second five-year extension available for an additional five years to April 2027. The current rate in the lease is $87 per annum. The discount rate used by the Company in calculating the lease obligation relating to the right-of-use asset is 3%. Effective June 1, 2022, the Company renewed its lease for Marley Drug at a rate of $97 per annum for a period of five years. The discount rate used by the Company in calculating the lease obligation relating to the right-of-use asset was 5% as part of the lease modification.

	Incremental borrowing rate %	Maturity	2024	2023
Current	4.00 - 6.00	2024	$368	$315
Non-current	4.00 - 6.00	2025 - 2027	506	229
Lease liability			$874	$544

During the year ended December 31, 2024, the Company paid a total of $370 (2023 - $353) in lease payments, resulting from the lease obligations indicated above.